UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended of Dec 31, 2007
Check here if Amendment []; Amendment Number:
This Amendment(Check only one.):[]is a restatement.
                                []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Lynmar Capital Group, Inc.
Address:401 Route 73 North
        Lake Center Executive Park
        Building #10 SUite 320
        Marlton, NJ 08053-3425

Form 13F File Number: 28-11374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, stsements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marilyn J. Dicks-Riley
Title:  President and CEO
Phone:  856-988-0140 Ext 122

Signature, Place, and Date of Signing:

Marilyn J. Dicks-Riley           Marlton, New Jersey         Feb 13, 2008
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers      0
Form 13F Information Table Entry      43
Form 13F Information Table Value   $1,152,996
                                  (thousands)


List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
LYNMAR CAPITAL GROUP, INC.
         12/31/2007


                                                    VALUE         SH/ PUT/ INVESTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)SHRS   PRN CALL  DISCRETN  MANAGERS   SOLE SHARED  NONE
Abbott Laboratories           COM      002824100  19,472  346,787 SH         SOLE       NA     90,234   0  256,553
Amazon.com                    COM      023135106  33,112  357,424 SH         SOLE       NA     92,238   0  265,187
Apple Computer, Inc.          COM      037833100  40,720  205,572 SH         SOLE       NA     53,282   0  152,290
Autodesk, Inc.                COM      052769106  28,688  576,532 SH         SOLE       NA    156,357   0  420,176
Bank of America Corp.         COM      060505104      15      370 SH         SOLE       NA          0   0      370
Burlington Northern Santa Fe  COM      12189T104  27,720  333,049 SH         SOLE       NA     86,921   0  246,129
Cia Vale Do Rio Doce-ADR      COM      204412209  21,742  665,505 SH         SOLE       NA    111,839   0  553,667
Cisco System Inc              COM      17275R102      17      634 SH         SOLE       NA          0   0      634
CME Group Inc.                COM      12572Q105  35,190   51,297 SH         SOLE       NA     13,378   0   37,919
Deere & Co                    COM      244199105  39,129  420,199 SH         SOLE       NA    107,333   0  312,866
Devon Energy Corporation      COM      25179M103  33,278  374,289 SH         SOLE       NA     97,201   0  277,088
Dominion Resources, Inc       COM      25746U109  30,070  633,716 SH         SOLE       NA    164,749   0  468,967
Express Scripts, Inc.         COM      302182100  38,581  528,507 SH         SOLE       NA    137,437   0  391,070
Freeport-McMoran Copper & Gld COM      35671D857  33,738  329,349 SH         SOLE       NA     84,662   0  244,686
General Dynamics Corporation  COM      369550108  29,101  327,012 SH         SOLE       NA     85,232   0  241,780
Gilead Sciences, Inc          COM      375558103  33,420  726,360 SH         SOLE       NA    188,451   0  537,908
Google Inc.                   COM      38259P508  31,522   45,587 SH         SOLE       NA     11,803   0   33,783
Hess Corporation              COM      42809H107  39,443  391,067 SH         SOLE       NA    101,289   0  289,778
Hewlett-Packard Co.           COM      428236103  31,324  620,530 SH         SOLE       NA    160,458   0  460,073
Honeywell International Inc.  COM      438516106  30,117  489,153 SH         SOLE       NA    127,190   0  361,963
Johnson & Johnson             COM      478160104  24,889  373,145 SH         SOLE       NA    107,758   0  265,387
Johnson Controls, Inc.	      COM      478366107  28,933  802,789 SH	     SOLE	NA    206,941	0  595,848
KLA-Tencor Corporation	      COM      482480100  26,699  554,388 SH	     SOLE	NA    144,838	0  409,550
Mastercard Inc                COM      57636Q104  28,756  133,626 SH         SOLE       NA     34,275   0   99,350
McDonald's Corporation        COM      580135101  35,044  594,880 SH         SOLE       NA    153,638   0  441,241
Medco Health Solutions, Inc   COM      58405U102  34,364  338,897 SH         SOLE       NA     88,091   0  250,807
Merck & Co., Inc.             COM      589331107  28,374  488,282 SH         SOLE       NA    134,253   0  354,029
Monsanto Co                   COM      61166W101  31,767  284,419 SH         SOLE       NA     73,960   0  210,460
Nokia Corp-SPON ADR           COM      654902204  24,990  650,945 SH         SOLE       NA    101,218   0  549,727
Nordstrom, Inc.               COM      655664100  17,024  463,482 SH         SOLE       NA    140,078   0  323,403
Nvidia Corporation            COM      67066G104   6,132  180,249 SH         SOLE       NA    114,076   0   66,173
Praxair Inc                   COM      74005P104  30,719  346,281 SH         SOLE       NA     89,460   0  256,822
Precision Castparts Corp      COM      740189105  30,946  223,117 SH         SOLE       NA     57,320   0  165,797
Procter & Gamble              COM      742718109  34,304  467,233 SH         SOLE       NA    120,986   0  346,246
Research In Motion Ltd.       COM      760975102  23,880  210,586 SH         SOLE       NA     38,995   0  171,591
Southern Copper Corp          COM      84265V105   9,028   85,878 SH         SOLE       NA     44,355   0   41,523
The Goldman Sachs Group, Inc. COM      38141G104  29,315  136,318 SH	     SOLE	NA     37,579	0   98,739
The Hartford Financial Serv   COM      416515104  16,929  194,163 SH         SOLE       NA     64,408   0  129,755
The Mosaic Company            COM      61945A107   2,334   24,738 SH         SOLE       NA          0   0   24,738
Union Pacific Corporation     COM      907818108  32,005  254,775 SH         SOLE       NA     66,035   0  188,739
Valero Energy Corp.	      COM      91913Y100  22,218  317,265 SH	     SOLE	NA     80,771	0  236,494
WellPoint                     COM      94973V107  25,115  286,270 SH         SOLE       NA     74,984   0  211,286
XTO Energy Inc                COM      98385X106  32,832  639,245 SH         SOLE       NA    166,064   0  473,181